Main items related to operating activities - Valuation allowances and overdue receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Main items related to operating activities
Overdue receivables	$ 3,156	$ 3,525	$ 3,159
Due in less than 90 days
Main items related to operating activities
Overdue receivables	1,682	1,273	1,313
Due between 90 days and 6 months
Main items related to operating activities
Overdue receivables	235	1,013	460
Due between 6 and 12 months
Main items related to operating activities
Overdue receivables	350	538	570
Due after 12 months
Main items related to operating activities
Overdue receivables	889	701	816
Accounts receivable, net
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Valuation allowance as of the beginning of the period	(596)	(544)	(602)
Increase (net)	53	(17)	5
Currency translation adjustment and other variations	(33)	(35)	53
Valuation allowance as of the end of the period	(576)	(596)	(544)
Other current assets
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Valuation allowance as of the beginning of the period	(400)	(426)	(367)
Increase (net)	(58)	33	(79)
Currency translation adjustment and other variations	(3)	(7)	20
Valuation allowance as of the end of the period	$ (461)	$ (400)	$ (426)